Fair Value Measurements (Details 2)	12 Months Ended
	Dec. 31, 2024 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 70,905,065
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	67,564,711
Common Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	14,449,493
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 12,619,516
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Adjusted Recent Transaction Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Adjusted Recent Transaction Price
Ranges of Inputs/(Average) Assets	15.00
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Average Of Broker Quotes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Average of Broker Quotes
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Average Of Broker Quotes [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	2.10
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Average Of Broker Quotes [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	3.50
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Average Of Broker Quotes [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	2.80
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Model Derived Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Model Derived Price
Ranges of Inputs/(Average) Assets	6.55
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Recent Transaction Prices [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Recent Transaction Prices
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Recent Transaction Prices [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	4.69
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Recent Transaction Prices [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	13.76
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Volume Weighted Average Transaction Prices
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Price [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	3.50
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Price [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	4.85
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Price [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	4.61
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Transaction And Index Prices [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Volume Weighted Average Transaction and Index Prices
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Transaction And Index Prices [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	370.00
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Transaction And Index Prices [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	865.42
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Transaction And Index Prices [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	643.79
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Weighted Average Broker and Index Prices [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Input	Volume Weighted Average Broker and Index Prices
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Weighted Average Broker and Index Prices [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	225.00
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Weighted Average Broker and Index Prices [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	230.00
Common Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Weighted Average Broker and Index Prices [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	229.82
Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 950,000
Convertible Notes Payable [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 950,000
Convertible Notes Payable [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Time to Liquidity [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Time to liquidity
Ranges of Inputs terms	5 years
Convertible Notes Payable [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Equity Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Input	Equity volatility
Ranges of Inputs/(Average) Assets	0.60
Convertible Notes Payable [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Discount Rate for Net Present Value [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Input	Discount rate for net present value
Ranges of Inputs/(Average) Assets	0.20
Convertible Notes Payable [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Scenario Probabilities Equity Conversion Scenario [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Input	Scenario probabilities: Equity conversion scenario
Ranges of Inputs/(Average) Assets	0.70
Convertible Notes Payable [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Payoff Upon M A Change Control Redemption Scenario [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Unobservable Input	Payoff upon M&A/Change Control/Redemption scenario
Ranges of Inputs/(Average) Assets	0.30
Preferred Stock [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 6,980,633
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 6,980,633
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Transaction And Index Prices [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Volume Weighted Average Broker and Index Prices
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Transaction And Index Prices [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	225.00
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Transaction And Index Prices [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	230.00
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Transaction And Index Prices [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	229.82
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Recent Transaction Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Recent Transaction Price
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Recent Transaction Price [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	2.54
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Recent Transaction Price [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	150.00
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Prices [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Volume Weighted Average Transaction Prices
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Prices [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	2.60
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Prices [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	3.00
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Prices [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	2.82
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Inpu Volume Weighted Average Transaction And Index Prices [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach
Unobservable Input	Volume Weighted Average Transaction and Index Prices
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Inpu Volume Weighted Average Transaction And Index Prices [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	24.27
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Inpu Volume Weighted Average Transaction And Index Prices [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	26.00
Preferred Stock [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Inpu Volume Weighted Average Transaction And Index Prices [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	25.32
Special Purpose Vehicles [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 47,014,562	[1]
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair Value Assets	$ 47,014,562	[1]
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Transaction And Index Prices [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach	[2]
Unobservable Input	Volume Weighted Average Transaction and Index Prices	[2]
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Transaction And Index Prices [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	10.00	[2]
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Transaction And Index Prices [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	500.00	[2]
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Transaction And Index Prices [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	233.76	[2]
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Recent Transaction Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach	[2]
Unobservable Input	Recent Transaction Price	[2]
Ranges of Inputs/(Average) Assets	15.25	[2]
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Average Broker Quotes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach	[2]
Unobservable Input	Average of Broker Quotes	[2]
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Average Broker Quotes [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	250.00	[2]
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Average Broker Quotes [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	300.00	[2]
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Average Broker Quotes [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	275.00	[2]
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Indicative Broker Quote [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach	[2]
Unobservable Input	Indicative Broker Quote	[2]
Ranges of Inputs/(Average) Assets	200.00	[2]
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Broker Quotes And Index Prices [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach	[2]
Unobservable Input	Volume Weighted Average Broker Quotes and Index Prices	[2]
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Broker Quotes And Index Prices [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	25.31	[2]
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Broker Quotes And Index Prices [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	255.00	[2]
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Broker Quotes And Index Prices [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	119.71	[2]
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Transaction Prices [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation Technique	Market Approach	[2]
Unobservable Input	Volume Weighted Average Transaction Prices	[2]
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Transaction Prices [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	2.60	[2]
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Transaction Prices [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	3.00	[2]
Special Purpose Vehicles [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input Volume Weighted Average Transaction Prices [Member] | Weighted Average [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Ranges of Inputs/(Average) Assets	2.82	[2]

[1]	Certain SPVs hold forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.
[2]	Certain SPVs hold forward contracts. Forward contracts involve the future delivery of shares of a portfolio company upon such securities becoming freely transferable or the removal of restrictions on transfer. The counterparties are shareholders of the portfolio company. See Schedule of Investments.